Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Lease Cost
The following table summarizes the lease expense for the year ended December 31, 2020:

For the year ended December 31, 2020
RMB
Operating lease expense	32,781
Short-term lease expense	17,113

Total lease expense	49,894

Weighted-average remaining lease term (in years) – operating leases	3.2
Weighted-average discount rate – operating leases	4.8%

Summary of Future Minimum Lease Payments
As of December 31, 2020, future minimum lease payments under non-cancellable
operating lease agreements for which the Group has recognized operating lease right-of-use
assets and
liabilities were as follows
:

For the year ended December 31,	Future minimum payments
RMB
2021	30,001
2022	30,993
2023	27,330
2024	3,587
2025 and thereafter	1,837

Total undiscounted cash flows	93,748

Less: imputed interest	(6,901)

Total	86,847

Summary of Operating Lease Payments
Supplemental cash flow information related to leases for the years ended December 31, 2019 and 2020 are as follows:

	December 31,
	2019	2020
	RMB	RMB
Cash paid for operating leases	28,847	33,028
Lease liabilities arising from obtaining right-of-use assets	33,399	21,024